CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 1	$ 1,196	$ 30,146,728	$ (247,165)	$ (27,550,126)	$ 2,350,634
Balance at beginning, shares at Dec. 31, 2021	8,000	12,492,050
Shares issued for cash		$ 14	1,265,986			1,266,000
Shares issued for cash, shares		142,158
Shares issued and subscribed for services		$ 40	3,539,960			3,540,000
Shares issued for services, shares		397,505
Retirement of shares			(247,165)	247,165
Retirement of shares, shares		(110,762)
Warrants converted to shares*		$ 2	107,498			110,000
Warrants converted to shares, shares		24,704
Warrants issued for services			10,841,695			10,841,695
Warrants issued for extinguishment of debt			3,408,559			3,408,559
Net income (loss)					(19,179,693)	(19,179,693)
Ending balance, value at Mar. 31, 2022	$ 1	$ 1,252	49,063,261	0	(46,729,819)	2,337,195
Balance at ending, shares at Mar. 31, 2022	8,000	12,945,654
Beginning balance, value at Dec. 31, 2022		$ 1,957	70,541,095		(65,739,723)	4,803,329
Balance at beginning, shares at Dec. 31, 2022		19,566,839
Shares issued for cash
Shares issued and subscribed for services		$ 137	2,396,677			3,116,814
Shares issued for services, shares		1,374,197
Warrants issued for services			1,111,706			1,111,706
Net income (loss)					(7,868,244)	(7,868,244)
Stock based compensation			122,391			122,391
Ending balance, value at Mar. 31, 2023	$ 0	$ 2,094	$ 74,171,869	$ 0	$ (73,607,967)	$ 1,285,996
Balance at ending, shares at Mar. 31, 2023	0	20,941,036